Leases - Subleases (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases
Fixed sublease income	¥ 478,225	¥ 580,074
Variable sublease income	14,146	27,606
Total	492,371	¥ 607,680
Year ending December 31:
2021	376,993
2022	276,765
2023	152,356
2024	66,450
2025	33,728
2026 and thereafter	20,488
Total	¥ 926,780